Income Taxes (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Operating loss carryforwards	$ 32.9	$ 17.5
Operating loss carryforwards, limitations on use	available to offset 80 % of future taxable income indefinitely.